24. Net Loss Per Share (Details - Antidilutive shares) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	853,780	726,880	2,136,424
Share options and non-vested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	255,200	261,450	502,573
Convertible Bonds [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	598,580	465,430	1,633,851